INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR (BENEFIT FROM) INCOME TAXES

	Three Months Ended		Six Months Ended
	June 30, 2021 (Unaudited)	June 30, 2020 (Unaudited)	June 30, 2021 (Unaudited)	June 30, 2020 (Unaudited)
Expected tax at 21%	$(141,822)	$(25,993)	$(210,731)	$(53,620)
Non-deductible stock-based compensation	4,645	-	16,120	7,056
Non-deductible derivative liability expense (income)	(53,638)	13,402	(20,471)	16,069
Non-deductible amortization of debt discounts	61,894	2,081	66,162	3,109
Non-deductible loss on conversions of notes payable and accrued interest	92,994	-	92,994	-
Increase (decrease) in Valuation allowance	35,927	10,510	55,926	27,386
Provision for (benefit from) income taxes	$-	$-	$-	$-

	Year Ended
	December 31, 2020	December 31, 2019
Expected tax at 21%	$(153,840)	$(19,399)
Non-deductible stock-based compensation	57,151	-
Non-taxable derivative liability income	(16,077)	-
Non-deductible loss on conversions of convertible notes payable	28,982	-
Non-deductible amortization of debt discounts	24,495	-
Increase (decrease) in Valuation allowance	59,289	19,399
Provision for (benefit from) income taxes	$-	$-